CONSOLIDATED STATEMENTS OF STOCKHOLDERS OF EQUITY - USD ($)	Common Stock	Preferred Stock A	Preferred Stock B	Additional Paid-In Capital	Retained Earnings	Non-Controlling Interest	Total
Beginning Balance, Shares at Dec. 31, 2015		2,550,430
Beginning Balance, Amount at Dec. 31, 2015					$ (5,506,991)		$ (5,506,991)
Stock-based compensation, Shares		2,267,362
Stock-based compensation, Amount		$ 482		88,193			88,675
New issuances
Beneficial conversion feature
Net loss					(22,144,039)	54,757	(22,089,282)
Ending Balance, Shares at Dec. 31, 2016		4,817,792
Ending Balance, Amount at Dec. 31, 2016		$ 482		88,193	(27,651,030)	54,757	(27,507,598)
Stock-based compensation, Amount				40,000			40,000
Recapitalization, Shares	845,377
Recapitalization, Amount	$ 85			(85)
Sale of Preferred Series B Stock, Shares			850,000
Sale of Preferred Series B Stock, Amount			$ 850	849,150			850,000
Conversion of Debt, Shares	33,334
Conversion of Debt, Amount	$ 3			49,997			50,000
Beneficial conversion feature				50,000			50,000
Issuance of shares to consultant, Shares	13,333
Issuance of shares to consultant, Amount	$ 1			9,999			10,000
Relative fair value debt discount on warrants issued				440,000			440,000
Net loss					(14,358,565)	343,099	(14,025,466)
Ending Balance, Shares at Dec. 31, 2017	892,044	4,817,792	850,000
Ending Balance, Amount at Dec. 31, 2017	$ 89	$ 482	$ 850	$ 1,527,254	$ (42,019,595)	$ 397,856	(40,093,064)
Net loss							(2,541,012)
Ending Balance, Amount at Mar. 31, 2018							$ (42,704,233)